COMMITMENTS - Future minimum payments of commitments (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
COMMITMENTS
Capital expenditure obligations	$ 632
Commercial projects long-lead item obligations	3,200
Balance as at December 31, 2024	$ 3,832